REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 4,080,307	$ 609,174	¥ 3,987,219	¥ 6,049,094	$ 850,369	¥ 6,401,054
Public Cloud Service | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	2,669,951	398,613	2,942,610	4,015,989	564,559	4,628,609
Enterprise Cloud Services
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	1,409,083	210,371	1,042,177	2,031,058	285,522	1,769,042
Enterprise Cloud Services | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	351,374	52,459	1,037,555	440,821	61,970	1,579,876
Enterprise Cloud Services | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	1,057,709	157,912	4,622	1,590,237	223,552	189,166
Product and Service Other
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	1,273	190	2,432	2,047	288	3,403
Product and Service Other | Transferred at Point in Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax			1,171			1,134
Product and Service Other | Transferred over Time
Disaggregation of Revenue
Revenue from contract with customer, excluding assessed tax	¥ 1,273	$ 190	¥ 1,261	¥ 2,047	$ 288	¥ 2,269